SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Principles of consolidation
(a)	Principles of consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs for which the Company or a subsidiary of the Company is the primary beneficiary. All significant intercompany transactions and balances between the Company, its subsidiaries and the VIEs are eliminated upon consolidation.

Use of estimates
(b)	Use of estimates

The preparation of unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the unaudited interim condensed consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, revenue recognition, estimating the useful lives and impairment assessment of long-lived assets and goodwill, accounting for and impairment assessment of investments, impairment assessment of accounts receivable and other receivables, accounting for deferred income taxes, accounting for share-based compensation arrangements and accounting for the Company’s financial instruments where the Company is the issuer. Changes in facts and circumstances may result in revised estimates. Given the global economic climate and unforeseen effects from COVID-19 pandemic, the process of estimation is becoming more challenging. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Fair value of financial instruments
(c)	Fair value of financial instruments

Available-for-sale investments are initially recognized at acquisition cost and subsequently remeasured at the end of each reporting period with the change in fair value recognized in accumulated other comprehensive income (loss). The 2017 Convertible Notes were carried at fair value, and had been fully converted into Class A ordinary shares of the Company during the nine months ended September 30, 2020. The liability component of the other convertible notes was initially measured at fair value and subsequently amortized to its redemption amount using the effective interest rate method. The Company, with the assistance of an independent third party valuation firm, determined the estimated fair value of its non-current available-for-sale investments and convertible notes that are recognized in the consolidated financial statements.

Revenue recognition
(d)	Revenue recognition

Revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled to for those goods or services. Revenue is measured based on the amount of consideration that the Company expects to receive reduced by discounts, incentives and rebates. Revenue also excludes any amounts collected on behalf of third parties, including sales taxes and indirect taxes.

The Company evaluates revenue from services and sales of goods to determine if it controls such services and goods to be the principal (i.e., report revenues on a gross basis) or agent (i.e., report revenues on a net basis). The key indicators that the Company evaluates in determining gross versus net treatment include, but are not limited to, (i) which party is primarily responsible for fulfilling the promise to provide the specified good or service; (ii) which party bears inventory risks before the specified good or service has been transferred to a customer; and (iii) which party has discretion in establishing the price for the specified good or service.

Goodwill
(e)	Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company's acquisitions of interests in its subsidiary and consolidated VIEs. During the measurement period, which does not exceed one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding adjustment to goodwill. Upon conclusion of the measurement period, any adjustments are recorded in the consolidated statements of operations.

Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company applies a one-step quantitative test and record the amount of goodwill impairment as the excess of a goodwill allocated to the reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit.

No impairment of goodwill was recorded in the nine months ended September 30, 2019 and 2020.

Allowance for credit losses
(f)	Allowance for credit losses

On January 1, 2020, the Company adopted the ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments with the cumulative effect of adoption recorded as an adjustment to the beginning accumulated deficit. The amendments require the measurement of credit losses for financial assets measured at amortized cost based on historical experience, current conditions, and reasonable and supportable forecasts that affect the collectibility of the reported amount. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale investments to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the investment.

The adoption of the new accounting standard on January 1, 2020 does not result in a material adjustment to the beginning accumulated deficit.

Receivables

The Company has also elected the practical expedients permitted under the new accounting standard, which amongst other things, allowed the use of fair value of collateral at the reporting date when recording the net carrying amount of the receivables and determining the allowance for credit losses for a financial asset for which the repayment is expected to be provided substantially through the operation or sale of the collateral when the borrower is experiencing financial difficulty based on the Company’s assessment as of the reporting date (collateral-dependent financial asset).

The Company has established a provision matrix that based on its historical credit loss experience, adjusted for forward-looking factors specific to the receivable and economic environment. It reflects the probability-weighted outcome, time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. The allowances for credit losses are calculated on an aggregate basis for various customer segments that are considered to have similar credit characteristics and risk of loss. The above-mentioned provision matrix has also been used to determine allowances for credit losses for off-balance sheet loan commitments.

Available-for-sale investments

The Company compares the present value of cash flows expected to be collected from the investment with the amortized cost basis of the security to determine if a credit loss exists. If the present value of cash flows expected to be collected is less than the amortized cost basis of the investment, a credit loss exists and an allowance for credit losses are recorded for the credit loss, limited by the amount that the fair value is less than amortized cost basis.

Recent accounting pronouncements
(g)	Recent accounting pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40) - Accounting For Convertible Instruments and Contracts in an Entity's Own Equity ("ASU 2020-06"), which simplifies the accounting and disclosures for convertible instruments and contracts in an entity's own equity. The Company will adopt ASU 2020-06 in its first quarter of 2022. The Company is currently evaluating the impact ASU 2020-06 will have on its consolidated financial statements.